CONDENSED CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Dec. 31, 2011	Mar. 31, 2011
Preferred shares par value	$ 0.001	$ 0.001
Preferred shares authorized	1,000,000	1,000,000
Preferred shares issued
Preferred shares outstanding
Common shares par value	$ 0.001	$ 0.001
Common shares authorized	199,000,000	199,000,000
Common shares issued	145,557,217	164,414,570
Common shares outstanding	145,557,217	164,414,570